SEGMENT INFORMATION - Reconciliation of Segment Income to Loss from Continuing Operations Before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Segment Income to Loss from Continuing Operations Before Income Taxes
Revenue	$ 11,013	$ 11,985
Other cost of sales/amortization	(7,497)	(7,089)
Exploration, evaluation and project expenses not attributable to segments	(350)	(287)
General and administrative expenses	(159)	(151)
Other income not attributable to segments	268	67
Impairment (charges) reversals	(1,671)	63
Loss on currency translation	(16)	(29)
Closed mine rehabilitation	136	(18)
Income from equity investees	258	446
Finance costs, net (includes non-segment accretion)	(301)	(355)
Gain on non-hedge derivatives	7	2
Income before income taxes	1,681	4,632
Gain on debt extinguishment	14	0
Operating segments [member]
Reconciliation of Segment Income to Loss from Continuing Operations Before Income Taxes
Income before income taxes	3,249	4,668
Other items not allocated to segments
Reconciliation of Segment Income to Loss from Continuing Operations Before Income Taxes
Revenue	42	109
Other cost of sales/amortization	(47)	(96)
Exploration, evaluation and project expenses not attributable to segments	(249)	(220)
General and administrative expenses	(159)	(151)
Other income not attributable to segments	396	187
Impairment (charges) reversals	(1,671)	63
Loss on currency translation	(16)	(29)
Closed mine rehabilitation	136	(18)
Income from equity investees	258	446
Finance costs, net (includes non-segment accretion)	(265)	(329)
Gain on non-hedge derivatives	$ 7	$ 2